Earnings/(Losses) Per Share	12 Months Ended
Dec. 31, 2023
Earnings/(Losses) Per Share
Earnings/(Losses) Per Share

26. Earnings/(Losses) Per Share

(i)	Basic earnings/(losses) per share

Basic earnings/(losses) per share is calculated by dividing the net income/(loss) attributable to the Company by the weighted average number of outstanding ordinary shares in issue during the year. Treasury shares held by the Trustee are excluded from the weighted average number of outstanding ordinary shares in issue for purposes of calculating basic earnings/(losses) per share.

	Year Ended December 31,
	2023	2022	2021
Weighted average number of outstanding ordinary shares in issue	849,654,296	847,143,540	792,684,524
Net income/(loss) attributable to the Company (US$’000)	100,780	(360,835)	(194,648)
Basic earnings/(losses) per share attributable to the Company (US$ per share)	0.12	(0.43)	(0.25)

(ii)	Diluted earnings/(losses) per share

Diluted earnings/(losses) per share is calculated by dividing net income/(loss) attributable to the Company by the weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding during the year. Dilutive ordinary share equivalents include shares issuable upon the exercise or settlement of share options, LTIP awards and warrants issued by the Company using the treasury stock method.

	Year Ended December 31,
	2023	2022	2021
Weighted average number of outstanding ordinary shares in issue	849,654,296	847,143,540	792,684,524
Effect of share options and LTIP awards	19,542,052	—	—
Weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding	869,196,348	847,143,540	792,684,524
Net income/(loss) attributable to the Company (US$’000)	100,780	(360,835)	(194,648)
Diluted earnings/(losses) per share attributable to the Company (US$ per share)	0.12	(0.43)	(0.25)

For the years ended December 31, 2022 and 2021, the share options, LTIP awards and warrants issued by the Company were not included in the calculation of diluted losses per share because of their anti-dilutive effect.